Parent Company Statements (Tables)	12 Months Ended
Dec. 31, 2013
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule of condensed balance sheets

Condensed Balance Sheets
	December 31,
	2013	2012
Assets:
Cash	$5,237,387	$5,507,955
Investments in and advances to subsidiary	85,746,512	87,726,780
ESOP loan receivable	144,878	356,893
Other assets	531,118	514,382
Due from related parties	133,515	—
Total assets	$91,793,410	$94,106,010
Liabilities and stockholders’ equity:
Other liabilities	$1,091,006	$1,066,009
Stockholders’ equity	90,702,404	93,040,001
Total liabilities and stockholders’ equity	$91,793,410	$94,106,010

Schedule of condensed statements of income

Condensed Statements of Income
	Years Ended December 31,
	2013	2012	2011
Revenue:
Dividends from subsidiary	$3,300,000	$5,000,000	$—
Interest on investments and deposits	15,333	20,300	71,743
Total revenue	3,315,333	5,020,300	71,743
Expenses:
Compensations and benefits	246,736	198,095	420,000
Other expenses	279,845	230,393	186,171
Total expenses	526,581	428,488	606,171

Income (loss) before taxes and equity in undistributed net income of subsidiary	2,788,752	4,591,812	(534,428)

Benefit for income taxes	(198,000)	(157,000)	(207,000)
Income (loss) before equity in undistributed net income of subsidiary	2,986,752	4,748,812	(327,428)
Equity in undistributed net income:
Subsidiary bank	3,099,436	1,011,606	6,056,709

Net income attributable to Oneida Financial Corp.	$6,086,188	$5,760,418	$5,729,281

Schedule of condensed statements of cash flow

Condensed Statements of Cash Flow
	Years Ended December 31,
	2013	2012	2011
Operating activities:
Net income attributable to Oneida Financial Corp.	$6,086,188	$5,760,418	$5,729,281
Adjustments to reconcile net income to net cash provided by operating activities:
ESOP shares earned	350,079	350,113	343,042
Other assets/liabilities, net	(258,585)	(285,192)	219,791
Equity in undistributed net income of subsidiary bank	(3,099,436)	(1,011,606)	(6,056,709)
Net cash provided by operating activities	3,078,246	4,813,733	235,405
Investing activities:
Maturities and calls of securities available for sale	—	—	2,000,000
Investment in subsidiary bank	(350,079)	(350,113)	2,157,458
Decrease in ESOP loan	212,015	253,185	319,780
Change in due from related parties	133,515	—	(22,883)
Net cash (used in) provided by investing activities	(4,549)	(96,928)	4,454,355
Financing activities:
Dividends paid	(3,350,382)	(3,282,056)	(3,365,128)
Redemption of noncontrolling interest	(500)	—	(2,500,500)
Exercise of stock options	46,371	—	—
Repurchase of common shares	(39,754)	(1,039,703)	(2,267,285)
Net cash (used in) financing activities	(3,344,265)	(4,321,759)	(8,132,913)
Net (decrease) increase in cash and cash equivalents	(270,568)	395,046	(3,443,153)
Cash and cash equivalents at beginning of year	5,507,955	5,112,909	8,556,062
Cash and cash equivalents at end of year	$5,237,387	$5,507,955	$5,112,909

Supplemental disclosures of cash flow information:
Non-cash financing activities:
Dividends declared and unpaid	$843,268	$842,952	$829,868